UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ];   Amendment Number: ___

This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      WESTCHESTER CAPITAL MANAGEMENT, INC.
Address:   100 SUMMIT LAKE DRIVE
           VALHALLA, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       FREDERICK W. GREEN
Title:      PRESIDENT
Phone:      914-741-5600

Signature, Place, and Date of Signing:

   /S/ FREDERICK W. GREEN                 VALHALLA, NEW YORK          11/14/07
----------------------------------      -----------------------     ------------
         [Signature]                        [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:              130

Form 13F Information Table Value Total:   $2,137,735,759 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.      FORM 13F FILE NUMBER                          NAME
---      --------------------         -----------------------------------------
1             28-11493                Green & Smith Investment Management L.L.C.

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
SEPTEMBER 30, 2007


   COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                         --------     --------   --------   -------------------  --------   --------   ------------------
                                                             FAIR
                                     TITLE OF     CUSIP      MARKET    SHRS OR   SH/  PUT/  INVESTMENT             VOTING AUTHORITY
NAME OF ISSUER                       CLASS        NUMBER     VALUE     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
Equities

COMMON STOCK

Abitibi-Consolidated Inc.          COMMON STOCK  003924107      111,825     63,900 SH        (b) Shared    1       Sole
Affiliated Computer Services, Inc. COMMON STOCK  008190100   22,909,289    455,997 SH        (a) Sole              Sole
Affiliated Computer Services, Inc. COMMON STOCK  008190100    2,130,176     42,400 SH        (b) Shared    1       Sole
Alcan Inc.                         COMMON STOCK  013716105  110,926,170  1,108,375 SH        (a) Sole              Sole
Alcan Inc.                         COMMON STOCK  013716105    8,974,674     89,675 SH        (b) Shared    1       Sole
Alliance Data Systems Corporation  COMMON STOCK  018581108   58,749,856    758,650 SH        (a) Sole              Sole
Alliance Data Systems Corporation  COMMON STOCK  018581108    6,237,792     80,550 SH        (b) Shared    1       Sole
ALLTEL Corporation                 COMMON STOCK  020039103   71,224,527  1,022,166 SH        (a) Sole              Sole
ALLTEL Corporation                 COMMON STOCK  020039103    6,271,200     90,000 SH        (b) Shared    1       Sole
Applebee's International, Inc.     COMMON STOCK  037899101   34,004,218  1,366,729 SH        (a) Sole              Sole
Applebee's International, Inc.     COMMON STOCK  037899101    2,760,113    110,937 SH        (b) Shared    1       Sole
Avaya, Inc.                        COMMON STOCK  053499109   40,692,077  2,399,297 SH        (a) Sole              Sole
Avaya, Inc.                        COMMON STOCK  053499109    4,475,744    263,900 SH        (b) Shared    1       Sole
BCE Inc.                           COMMON STOCK  05534B760   28,887,536    720,125 SH        (a) Sole              Sole
BCE Inc.                           COMMON STOCK  05534B760    6,858,596    170,975 SH        (b) Shared    1       Sole
Bausch & Lomb Incorporated         COMMON STOCK  071707103   37,312,448    583,007 SH        (a) Sole              Sole
Bausch & Lomb Incorporated         COMMON STOCK  071707103    3,846,400     60,100 SH        (b) Shared    1       Sole
CDW Corporation                    COMMON STOCK  12512N105   42,540,520    487,850 SH        (a) Sole              Sole
CDW Corporation                    COMMON STOCK  12512N105    4,332,968     49,690 SH        (b) Shared    1       Sole
Ceridian Corporation               COMMON STOCK  156779100   30,116,106    866,900 SH        (a) Sole              Sole
Ceridian Corporation               COMMON STOCK  156779100    4,189,644    120,600 SH        (b) Shared    1       Sole
CheckFree Corp.                    COMMON STOCK  162813109   63,646,149  1,367,558 SH        (a) Sole              Sole
CheckFree Corp.                    COMMON STOCK  162813109    5,714,321    122,783 SH        (b) Shared    1       Sole
Clear Channel Communications, Inc. COMMON STOCK  184502102   73,219,536  1,955,650 SH        (a) Sole              Sole
Clear Channel Communications, Inc. COMMON STOCK  184502102    7,053,696    188,400 SH        (b) Shared    1       Sole
Cytyc Corporation                  COMMON STOCK  232946103   18,264,245    383,300 SH        (a) Sole              Sole
Dade Behring Holdings Inc.         COMMON STOCK  23342J206   38,421,229    503,225 SH        (a) Sole              Sole
Dade Behring Holdings Inc.         COMMON STOCK  23342J206    3,731,606     48,875 SH        (b) Shared    1       Sole
Dobson Communications Corporation  COMMON STOCK  256069105   19,948,103  1,559,664 SH        (a) Sole              Sole
Dobson Communications Corporation  COMMON STOCK  256069105    3,325,400    260,000 SH        (b) Shared    1       Sole
EDO Corporation                    COMMON STOCK  281347104    7,835,799    139,900 SH        (a) Sole              Sole
EDO Corporation                    COMMON STOCK  281347104    3,069,348     54,800 SH        (b) Shared    1       Sole
Florida Rock Industries, Inc.      COMMON STOCK  341140101   28,364,211    453,900 SH        (a) Sole              Sole
Florida Rock Industries, Inc.      COMMON STOCK  341140101    3,155,745     50,500 SH        (b) Shared    1       Sole
Genesco Inc.                       COMMON STOCK  371532102   21,713,391    470,700 SH        (a) Sole              Sole
Genesco Inc.                       COMMON STOCK  371532102    3,016,902     65,400 SH        (b) Shared    1       Sole
Greater Bay Bancorp                COMMON STOCK  391648102   15,801,260    564,936 SH        (a) Sole              Sole
Greater Bay Bancorp                COMMON STOCK  391648102    2,590,022     92,600 SH        (b) Shared    1       Sole
Guitar Center, Inc.                COMMON STOCK  402040109   22,599,645    381,107 SH        (a) Sole              Sole
Guitar Center, Inc.                COMMON STOCK  402040109    2,416,475     40,750 SH        (b) Shared    1       Sole
Harman International Industries,
  Inc.                             COMMON STOCK  413086109   43,138,872    498,600 SH        (a) Sole              Sole
Harman International Industries,
  Inc.                             COMMON STOCK  413086109    5,096,028     58,900 SH        (b) Shared    1       Sole
Harrah's Entertainment             COMMON STOCK  413619107   98,498,210  1,133,075 SH        (a) Sole              Sole
Harrah's Entertainment             COMMON STOCK  413619107   10,081,707    115,975 SH        (b) Shared    1       Sole
Hilton Hotels Corporation          COMMON STOCK  432848109   56,485,350  1,215,000 SH        (a) Sole              Sole
Hilton Hotels Corporation          COMMON STOCK  432848109    6,378,428    137,200 SH        (b) Shared    1       Sole
Huntsman Corporation               COMMON STOCK  447011107   39,752,881  1,500,675 SH        (a) Sole              Sole
Huntsman Corporation               COMMON STOCK  447011107    4,511,247    170,300 SH        (b) Shared    1       Sole
Instinet Group Incorporated        COMMON STOCK  457750107   24,480,599  4,811,344 SH        (a) Sole              Sole
Instinet Group Incorporated        COMMON STOCK  457750107    2,972,493    584,205 SH        (b) Shared    1       Sole
International Sec. Exchange
  Holdings, Inc                    COMMON STOCK  46031W204   54,176,373    815,050 SH        (a) Sole              Sole
International Sec. Exchange
  Holdings, Inc                    COMMON STOCK  46031W204    4,443,519     66,850 SH        (b) Shared    1       Sole


   COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                         --------     --------   --------   -------------------  --------   --------   ------------------
                                                             FAIR
                                     TITLE OF     CUSIP      MARKET    SHRS      SH/  PUT/  INVESTMENT             VOTING AUTHORITY
NAME OF ISSUER                       CLASS        NUMBER     VALUE     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
Equities

COMMON STOCK
Kyphon Inc.                        COMMON STOCK  501577100   51,886,310    741,233 SH        (a) Sole              Sole
Kyphon Inc.                        COMMON STOCK  501577100    3,853,500     55,050 SH        (b) Shared    1       Sole
Laidlaw International Inc.         COMMON STOCK  50730R102   71,331,313  2,025,307 SH        (a) Sole              Sole
Laidlaw International Inc.         COMMON STOCK  50730R102    4,941,366    140,300 SH        (b) Shared    1       Sole
Leap Wireless International, Inc.  COMMON STOCK  521863308   22,775,463    279,900 SH        (a) Sole              Sole
Leap Wireless International, Inc.  COMMON STOCK  521863308    3,092,060     38,000 SH        (b) Shared    1       Sole
Lyondell Chemical Company          COMMON STOCK  552078107   56,259,630  1,213,800 SH        (a) Sole              Sole
Lyondell Chemical Company          COMMON STOCK  552078107    3,833,145     82,700 SH        (b) Shared    1       Sole
Mirant Corporation                 COMMON STOCK  60467R100   43,566,246  1,070,950 SH        (a) Sole              Sole
Mirant Corporation                 COMMON STOCK  60467R100    5,729,778    140,850 SH        (b) Shared    1       Sole
Coles Group Limited                COMMON STOCK   6209908    16,085,706  1,177,129 SH        (a) Sole              Sole
Coles Group Limited                COMMON STOCK   6209908     2,523,580    184,672 SH        (b) Shared    1       Sole
Nuveen Investments Inc.            COMMON STOCK  67090F106   68,310,529  1,102,850 SH        (a) Sole              Sole
Nuveen Investments Inc.            COMMON STOCK  67090F106    6,091,799     98,350 SH        (b) Shared    1       Sole
PHH Corporation                    COMMON STOCK  693320202   46,321,785  1,762,625 SH        (a) Sole              Sole
PHH Corporation                    COMMON STOCK  693320202    5,880,807    223,775 SH        (b) Shared    1       Sole
Pathmark Stores, Inc.              COMMON STOCK  70322A101      116,662      9,150 SH        (a) Sole              Sole
Pathmark Stores, Inc.              COMMON STOCK  70322A101    2,903,175    227,700 SH        (b) Shared    1       Sole
Penn National Gaming, Inc.         COMMON STOCK  707569109    8,472,970    143,561 SH        (a) Sole              Sole
Penn National Gaming, Inc.         COMMON STOCK  707569109    1,257,126     21,300 SH        (b) Shared    1       Sole
Reddy Ice Holdings, Inc.           COMMON STOCK  75734R105   15,908,204    603,269 SH        (a) Sole              Sole
Reddy Ice Holdings, Inc.           COMMON STOCK  75734R105    3,141,985    119,150 SH        (b) Shared    1       Sole
Reuters Group plc ADR              COMMON STOCK  76132M102    3,661,812     46,200 SH        (a) Sole              Sole
Rural Cellular Corporation         COMMON STOCK  781904107   23,028,465    529,390 SH        (a) Sole              Sole
Rural Cellular Corporation         COMMON STOCK  781904107    3,150,444     72,424 SH        (b) Shared    1       Sole
Ryerson Inc.                       COMMON STOCK  78375P107   31,280,354    927,100 SH        (a) Sole              Sole
Ryerson Inc.                       COMMON STOCK  78375P107    3,468,472    102,800 SH        (b) Shared    1       Sole
SLM Corporation                    COMMON STOCK  78442P106   46,516,054    936,502 SH        (a) Sole              Sole
SLM Corporation                    COMMON STOCK  78442P106    6,208,750    125,000 SH        (b) Shared    1       Sole
Sierra Health Services, Inc.       COMMON STOCK  826322109   72,853,692  1,726,800 SH        (a) Sole              Sole
Sierra Health Services, Inc.       COMMON STOCK  826322109    8,906,309    211,100 SH        (b) Shared    1       Sole
Sirenza Microdevices, Inc.         COMMON STOCK  82966T106   15,806,518    914,200 SH        (a) Sole              Sole
Sirenza Microdevices, Inc.         COMMON STOCK  82966T106    1,898,442    109,800 SH        (b) Shared    1       Sole
Skechers U.S.A., Inc.              COMMON STOCK  830566105    4,780,230    216,300 SH        (a) Sole              Sole
Skechers U.S.A., Inc.              COMMON STOCK  830566105    1,348,100     61,000 SH        (b) Shared    1       Sole
Station Casinos, Inc.              COMMON STOCK  857689103   48,367,692    552,900 SH        (a) Sole              Sole
Station Casinos, Inc.              COMMON STOCK  857689103    5,528,736     63,200 SH        (b) Shared    1       Sole
TXU Corp.                          COMMON STOCK  873168108   66,409,053    969,900 SH        (a) Sole              Sole
TXU Corp.                          COMMON STOCK  873168108    5,826,797     85,100 SH        (b) Shared    1       Sole
3Com Corporation                   COMMON STOCK  885535104   18,499,806  3,744,900 SH        (a) Sole              Sole
3Com Corporation                   COMMON STOCK  885535104    1,260,194    255,100 SH        (b) Shared    1       Sole
United Rentals, Inc.               COMMON STOCK  911363109   37,578,903  1,168,135 SH        (a) Sole              Sole
United Rentals, Inc.               COMMON STOCK  911363109    4,575,378    142,225 SH        (b) Shared    1       Sole
Ventana Medical Systems, Inc.      COMMON STOCK  92276H106      154,638      1,800 SH        (a) Sole              Sole
Ventana Medical Systems, Inc.      COMMON STOCK  92276H106    3,711,312     43,200 SH        (b) Shared    1       Sole
Virgin Media Inc.                  COMMON STOCK  92769L101    9,878,036    407,006 SH        (a) Sole              Sole
Virgin Media Inc.                  COMMON STOCK  92769L101    1,119,648     46,133 SH        (b) Shared    1       Sole
Wendy's International, Inc.        COMMON STOCK  950590109    9,439,664    270,400 SH        (a) Sole              Sole
Wendy's International, Inc.        COMMON STOCK  950590109    3,127,936     89,600 SH        (b) Shared    1       Sole
Numico NV                          COMMON STOCK   B01YC48    17,902,921    230,793 SH        (a) Sole              Sole
Numico NV                          COMMON STOCK   B01YC48     1,756,991     22,650 SH        (b) Shared    1       Sole


   COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                         --------     --------   --------   -------------------  --------   --------   ------------------
                                                             FAIR
                                     TITLE OF     CUSIP      MARKET    SHRS      SH/  PUT/  INVESTMENT             VOTING AUTHORITY
NAME OF ISSUER                       CLASS        NUMBER     VALUE     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
Fixed Income

CORPORATE BONDS

Toys R US note                     CORPORATE BONDS 892335AK6 3,080,000   3,500,000 PRN       (a) Sole              Sole
7.875% Due 04-15-13

Other

PUTS

iShares S&P GSTI Ntwrkng                 PUTS      ign.vu      114,250        914  PUT      (a) Sole               Sole
iShares S&P GSTI Ntwrkng                 PUTS      ign.vu       12,500        100  PUT      (b) Shared     1       Sole
iShares S&P GSTI Tech                    PUTS      igu.xl       71,600        358  PUT      (a) Sole               Sole
iShares S&P GSTI Tech                    PUTS      igu.xl        7,400         37  PUT      (b) Shared     1       Sole
MedImmune                                PUTS      meq.xj            0         10  PUT      (a) Sole               Sole
MedImmune                                PUTS      meq.xj            0        200  PUT      (b) Shared     1       Sole
PowerShares Dynamic Media                PUTS      pbs.xq      265,190      2,306  PUT      (a) Sole               Sole
PowerShares Dynamic Media                PUTS      pbs.xq       25,530        222  PUT      (b) Shared     1       Sole
PowerShares Dyn. Hlthcare                PUTS      ptj.vc       87,480      1,296  PUT      (a) Sole               Sole
PowerShares Dyn. Hlthcare                PUTS      ptj.vc       10,665        158  PUT      (b) Shared     1       Sole
SPDR Trust Series 1                      PUTS      syh.vv    1,575,400      7,877  PUT      (a) Sole               Sole
SPDR Trust Series 1                      PUTS      syh.vv      124,600        623  PUT      (b) Shared     1       Sole
SPDR Trust Series 1                      PUTS      syh.wd    4,090,240      5,312  PUT      (a) Sole               Sole
SPDR Trust Series 1                      PUTS      syh.wd      413,490        537  PUT      (b) Shared     1       Sole
Telecom HOLDRs Trust                     PUTS      tth.wi      913,900      2,405  PUT      (a) Sole               Sole
Telecom HOLDRs Trust                     PUTS      tth.wi       72,580        191  PUT      (b) Shared     1       Sole
Utilities Selct Sctr SPDR                PUTS      xkj.vp      455,490      2,169  PUT      (a) Sole               Sole
Utilities Selct Sctr SPDR                PUTS      xkj.vp       52,710        251  PUT      (b) Shared     1       Sole
Mtrls Slct Sctr SPDR Trst                PUTS      xlb.xs      469,880      1,382  PUT      (a) Sole               Sole
Mtrls Slct Sctr SPDR Trst                PUTS      xlb.xs       40,800        120  PUT      (b) Shared     1       Sole
Financial Slct Sctr SPDR                 PUTS      xlf.xl      823,050      2,124  PUT      (a) Sole               Sole
Financial Slct Sctr SPDR                 PUTS      xlf.xl      145,700        376  PUT      (b) Shared     1       Sole
SPDR Metals & Mining ETF                 PUTS      xme.vm      394,785      1,698  PUT      (a) Sole               Sole
SPDR Metals & Mining ETF                 PUTS      xme.vm       37,199        160  PUT      (b) Shared     1       Sole
SPDR S&P Retail ETF                      PUTS      xrt.vo      581,614      2,614  PUT      (a) Sole               Sole
SPDR S&P Retail ETF                      PUTS      xrt.vo       86,551        389  PUT      (b) Shared     1       Sole

TOTAL                                                    2,137,735,759